COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	2.2%
INSURANCE	0.6%
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a),(b)		105,678	$2,628,212
Lincoln National Corp., 9.00%, Series D(b)		154,564	4,204,140
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(a)		150,800	3,881,592

			10,713,944

PIPELINES	0.4%
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b)		283,431	7,000,746

UTILITIES	1.2%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(a)		134,649	3,336,602
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(a)		353,487	8,200,898
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		391,514	9,885,729

			21,423,229

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$40,124,267)			39,137,919

		Principal Amount
PREFERRED SECURITIES—OVER-THE-COUNTER	73.9%
BANKING	44.0%
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		$33,422,000	33,236,912
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		15,915,000	15,806,778
Bank of America Corp., 6.30% to 3/10/26, Series DD(a),(b)		3,074,000	3,078,611
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		32,553,000	32,487,894
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)		11,985,000	11,381,120
Bank of Nova Scotia/The, 8.625% to 10/27/27, due 10/27/82 (Canada)(a)		9,600,000	9,987,722
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(c)		3,200,000	2,927,245
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(c)		3,000,000	3,641,715
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(c)		9,200,000	9,082,056
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a),(b),(c)		14,600,000	13,614,500
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a),(b),(c),(d)		5,200,000	6,330,363
BNP Paribas SA, 6.625% to 3/25/24 (France)(a),(b),(c),(e)		1,400,000	1,365,000
BNP Paribas SA, 7.375% to 8/19/25 (France)(a),(b),(c),(e)		8,000,000	7,920,800
BNP Paribas SA, 7.75% to 8/16/29 (France)(a),(b),(c),(e)		24,600,000	24,548,340
BNP Paribas SA, 9.25% to 11/17/27 (France)(a),(b),(c),(e)		5,800,000	6,107,840

	Principal Amount		Value
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)	$29,779,000		$26,622,128
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)	56,774,000		55,650,544
Citigroup, Inc., 3.875% to 2/18/26, Series X(a),(b)	15,128,000		13,205,231
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)	21,592,000		20,982,353
Citigroup, Inc., 9.551% (3 Month US LIBOR + 4.23%), Series B(b),(f)	4,388,000		4,391,494
Citigroup, Inc., 9.699% (3 Month US Term SOFR + 4.323%), Series 0(b),(f)	17,415,000		17,532,547
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)	4,250,000		4,050,250
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)	1,300,000		1,254,223
CoBank ACB, 6.45% to 10/1/27, Series K(a),(b)	9,540,000		9,049,393
Corestates Capital II, 6.22% (3 Month US Term SOFR + 0.912%), due 1/15/27 (TruPS)(e),(f)	15,000,000		13,961,248
Corestates Capital III, 5.891% (3 Month US LIBOR + 0.57%), due 2/15/27 (TruPS)(e),(f)	24,981,000		23,252,517
Credit Agricole SA, 6.875% to 9/23/24 (France)(a),(b),(c),(e)	22,797,000		22,343,340
Credit Agricole SA, 7.875% to 1/23/24 (France)(a),(b),(c),(e)	25,800,000		25,749,948
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a),(b),(c),(e),(g),(h)	11,510,000		575,500
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a),(b),(e)	7,425,000		6,942,375
First Horizon Bank, 6.393% (3 Month US Term SOFR + 1.112%, Floor 3.75%)(b),(e),(f)	2,000	†	1,350,000
First Maryland Capital II, 6.149% (3 Month US Term SOFR + 1.111%), due 2/1/27 (TruPS)(f)	10,000,000		9,093,422
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)	4,779,000		4,735,937
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(c)	6,800,000		6,574,234
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a),(b),(c)	3,800,000		3,832,553
Huntington Bancshares, Inc./OH., 4.45% to 10/15/27, Series G(a),(b)	3,252,000		2,779,745
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(c)	15,600,000		14,017,925
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(c)	7,600,000		7,170,013
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(a),(b),(c),(d)	8,200,000		7,948,629
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a),(b),(c),(e)	5,400,000		5,211,000
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)	25,900,000		25,900,000
KeyCorp Capital I, 6.273% (3 Month US LIBOR + 0.74%), due 7/1/28 (TruPS)(f)	17,390,000		14,873,896
Lloyds Banking Group PLC, 4.947% to 6/27/25 (United Kingdom)(a),(b),(c),(d)	5,000,000		5,167,569

		Principal Amount	Value
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(c)		$5,600,000	$5,462,352
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(c)		15,700,000	14,879,675
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(c)		10,800,000	10,134,180
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(c)		14,651,000	14,502,512
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a),(b),(c),(e)		6,000,000	5,831,220
PNC Financial Services Group, Inc./The, 6.20% to 9/15/27, Series V(a),(b)		8,228,000	7,940,020
PNC Financial Services Group, Inc./The, 6.25% to 3/15/30, Series W(a),(b)		6,724,000	6,165,384
PNC Financial Services Group, Inc./The, 8.977% (3 Month US Term SOFR + 3.934%), Series O(b),(f)		14,786,000	14,868,183
Societe Generale SA, 8.00% to 9/29/25 (France)(a),(b),(c),(e)		21,400,000	20,974,675
Societe Generale SA, 9.375% to 11/22/27 (France)(a),(b),(c),(e)		9,600,000	9,790,560
Toronto-Dominion Bank/The, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)		11,000,000	11,327,800
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		15,494,000	14,652,594
Truist Financial Corp., 5.990% (3 Month US LIBOR + 0.67%), due 5/15/27, Series A (TruPS)(f)		4,150,000	3,757,631
Truist Financial Corp., 6.202% (3 Month US LIBOR + 0.65%), due 3/15/28 (TruPS)(f)		20,003,000	17,471,228
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(c),(d)		9,000,000	8,388,675
UBS Group AG, 7.00% to 1/31/24 (Switzerland)(a),(b),(c),(e)		16,050,000	15,750,668
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(c),(d)		5,000,000	4,828,175
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(c),(d)		5,200,000	5,148,936
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)		20,875,000	18,783,847
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		8,354,000	8,186,920
Wells Fargo & Co., 6.07% (3 Month US LIBOR + 0.50%), due 1/15/27(f)		12,920,000	12,332,474
Wells Fargo & Co., 7.625% to 9/15/28(a),(b)		10,860,000	11,192,750

			778,105,369

ENERGY	1.6%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b)		29,362,000	28,346,075

FINANCIAL SERVICES	0.3%
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50(a),(e)		5,035,000	4,231,573
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(a),(e)		470,000	352,042

			4,583,615

		Principal Amount	Value
INSURANCE	12.4%
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(a)		$11,205,000	$10,950,704
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24 (Japan)(a),(b),(e)		29,600,000	29,004,194
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)		7,480,000	5,822,438
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		8,627,000	8,388,985
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(d)		13,946,000	13,878,013
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(a),(e)		6,643,000	4,793,638
Hartford Financial Services Group, Inc./The, 7.446% (3 Month US LIBOR + 2.125%), due 2/12/47, Series ICON(e),(f)		14,781,000	12,659,626
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45 (Japan)(a),(e)		15,303,000	15,035,886
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44 (Japan)(a),(e)		38,600,000	38,143,748
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(a)		16,159,000	16,025,123
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a),(b),(e)		8,700,000	8,371,636
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(a),(d)		11,661,000	11,553,452
QBE Insurance Group Ltd., 7.50% to 11/24/23, due 11/24/43 (Australia)(a),(e)		18,595,000	18,595,097
SBL Holdings, Inc., 6.50% to 11/13/26(a),(b),(e)		9,770,000	5,568,900
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73 (Japan)(a),(e)		21,600,000	21,477,660

			220,269,100

PIPELINES	2.1%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(a)		2,870,000	2,597,846
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(a)		3,500,000	3,312,306
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(a)		4,369,000	4,051,147
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(a)		6,000,000	5,949,233
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(a)		23,319,000	21,814,277

			37,724,809

		Principal Amount	Value
REAL ESTATE	0.7%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(a),(e)		$13,500,000	$12,152,011

TELECOMMUNICATIONS	1.5%
AT&T, Inc., 2.875% to 3/2/25, Series B(a),(b)		6,000,000	6,102,043
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)(a),(d)		13,447,000	13,322,077
Vodafone Group PLC, 6.50% to 5/30/29, due 8/30/84, Series EMTN (United Kingdom)(a),(d)		6,000,000	6,711,625

			26,135,745

UTILITIES	11.3%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(a)		15,516,000	12,534,601
American Electric Power Co., Inc., 2.031%, due 3/15/24		10,000,000	9,762,244
American Electric Power Co., Inc., 5.699%, due 8/15/25		6,625,000	6,635,980
Dominion Energy, Inc., 3.071%, due 8/15/24		14,541,000	14,123,495
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a),(b)		15,640,000	13,503,576
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(b)		5,552,000	5,082,875
Edison International, 5.00% to 12/15/26, Series B(a),(b)		7,115,000	6,164,944
Edison International, 5.375% to 3/15/26, Series A(a),(b)		9,173,000	8,163,777
Electricite de France SA, 6.00% to 1/29/26, Series EMTN (France)(a),(b),(d)		9,000,000	10,755,437
Electricite de France SA, 7.50% to 9/6/28, Series EMTN (France)(a),(b),(d)		2,200,000	2,517,278
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(a)		40,885,000	39,912,652
Enel SpA, 6.375% to 4/16/28, Series EMTN (Italy)(a),(b),(d)		3,000,000	3,397,476
Enel SpA, 8.75% to 9/24/23, due 9/24/73 (Italy)(a),(e)		19,000,000	18,923,017
Sempra, 4.125% to 1/1/27, due 4/1/52(a)		14,580,000	11,995,063
Sempra, 4.875% to 10/15/25(a),(b)		25,980,000	24,616,050
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(a)		6,951,000	6,013,391
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(a)		6,740,000	6,320,423

			200,422,279

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$1,395,797,548)			1,307,739,003

		Principal Amount	Value
CORPORATE BONDS	22.3%
BANKING	0.3%
BGC Partners, Inc., 3.75%, due 10/1/24		$5,000,000	$4,763,475

CONSUMER DISCRETIONARY PRODUCTS	0.1%
General Motors Financial Co., Inc., 3.80%, due 4/7/25		2,500,000	2,428,144

FINANCIAL SERVICES	1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, due 10/29/24 (Ireland)		6,120,000	5,784,806
BGC Partners, Inc., 4.375%, due 12/15/25		4,000,000	3,723,882
National Rural Utilities Cooperative Finance Corp., 1.00%, due 10/18/24, Series D		8,020,000	7,600,055
National Rural Utilities Cooperative Finance Corp., 1.875%, due 2/7/25, Series MTN		2,000,000	1,894,874

			19,003,617

HEALTH CARE	0.8%
Amgen, Inc., 5.507%, due 3/2/26		5,000,000	5,000,870
Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 5/19/26 (Singapore)		5,480,000	5,415,291
Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 5/19/28 (Singapore)		3,000,000	2,950,151

			13,366,312

PIPELINES	0.1%
Enbridge, Inc., 2.15%, due 2/16/24 (Canada)		2,000,000	1,957,827

REAL ESTATE	10.0%
Alexandria Real Estate Equities, Inc., 3.80%, due 4/15/26		3,000,000	2,876,580
American Tower Corp., 1.45%, due 9/15/26		5,000,000	4,436,935
CubeSmart LP, 4.00%, due 11/15/25		7,789,000	7,384,526
Equinix, Inc., 1.00%, due 9/15/25		3,000,000	2,731,844
Equinix, Inc., 2.625%, due 11/18/24		10,046,000	9,656,390
Federal Realty OP LP, 3.95%, due 1/15/24		7,200,000	7,126,225
Hudson Pacific Properties LP, 5.95%, due 2/15/28		2,300,000	1,910,216
Kilroy Realty LP, 3.45%, due 12/15/24		19,569,000	18,639,213
Kimco Realty OP LLC, 2.70%, due 3/1/24		6,459,000	6,341,870

		Principal Amount	Value
Kimco Realty OP LLC, 3.85%, due 6/1/25		$5,550,000	$5,283,106
Kimco Realty OP LLC, 4.45%, due 1/15/24		2,362,000	2,338,390
Kite Realty Group Trust, 4.00%, due 3/15/25		3,715,000	3,533,619
Necessity Retail REIT, Inc./The/ American Finance Operating Partner LP, 4.50%, due 9/30/28(e)		7,695,000	5,972,359
Newmark Group, Inc., 6.125%, due 11/15/23		7,000,000	6,957,095
NNN REIT, Inc., 3.90%, due 6/15/24		3,760,000	3,687,140
Prologis LP, 4.875%, due 6/15/28		3,000,000	2,986,907
Public Storage, 5.125%, due 1/15/29		5,000,000	5,029,939
Realty Income Corp., 4.60%, due 2/6/24		2,000,000	1,988,697
Realty Income Corp., 4.875%, due 6/1/26		6,996,000	6,927,416
Retail Opportunity Investments Partnership LP, 4.00%, due 12/15/24		11,400,000	10,947,083
Retail Opportunity Investments Partnership LP, 5.00%, due 12/15/23		6,600,000	6,519,416
Sabra Health Care LP, 5.125%, due 8/15/26		8,433,000	8,130,542
VICI Properties LP/VICI Note Co., Inc., 3.50%, due 2/15/25(e)		13,799,000	13,263,323
VICI Properties LP/VICI Note Co., Inc., 3.75%, due 2/15/27(e)		6,500,000	6,006,634
VICI Properties LP/VICI Note Co., Inc., 4.25%, due 12/1/26(e)		2,650,000	2,498,623
Welltower OP LLC, 4.00%, due 6/1/25		9,344,000	9,055,228
Welltower OP LLC, 4.50%, due 1/15/24		6,289,000	6,234,670
WP Carey, Inc., 4.60%, due 4/1/24		7,610,000	7,551,042

			176,015,028

TELECOMMUNICATIONS	1.6%
T-Mobile USA, Inc., 2.25%, due 2/15/26		6,420,000	5,938,147
T-Mobile USA, Inc., 2.625%, due 4/15/26		10,000,000	9,284,163
T-Mobile USA, Inc., 3.50%, due 4/15/25		4,500,000	4,349,938
Verizon Communications, Inc., 6.421% (3 Month US LIBOR + 1.10%), due 5/15/25(f)		8,711,000	8,782,797

			28,355,045

UTILITIES	8.3%
DTE Energy Co., 4.22%, due 11/1/24		11,180,000	10,969,112
DTE Energy Co., 2.529%, due 10/1/24, Series C		5,900,000	5,681,373
East Ohio Gas Co./The, 1.30%, due 6/15/25(e)		4,270,000	3,935,083
Emera US Finance LP, 0.833%, due 6/15/24 (Canada)		5,800,000	5,495,064
Enel Finance America LLC, 7.10%, due 10/14/27 (Italy)(e)		1,400,000	1,471,524
Enel Finance International NV, 4.25%, due 6/15/25 (Italy)(e)		2,000,000	1,946,959

		Principal Amount	Value
Enel Finance International NV, 4.625%, due 6/15/27 (Italy)(e)		$14,000,000	$13,604,081
Enel Finance International NV, 6.80%, due 10/14/25 (Italy)(e)		3,000,000	3,065,096
Eversource Energy, 4.75%, due 5/15/26		4,350,000	4,289,062
Georgia Power Co., 2.20%, due 9/15/24, Series A		4,000,000	3,847,008
NextEra Energy Capital Holdings, Inc., 4.255%, due 9/1/24		24,500,000	24,140,694
NextEra Energy Capital Holdings, Inc., 6.051%, due 3/1/25		10,950,000	11,034,107
Southern California Edison Co., 1.10%, due 4/1/24		7,750,000	7,506,029
Southern California Edison Co., 5.85%, due 11/1/27		3,000,000	3,091,698
Southern California Edison Co., 4.20%, due 6/1/25, Series C		6,880,000	6,738,074
Southern Co./The, 4.475%, due 8/1/24		17,800,000	17,540,627
Southern Co./The, 5.113%, due 8/1/27		9,900,000	9,815,642
WEC Energy Group, Inc., 4.75%, due 1/9/26		13,635,000	13,453,851

			147,625,084

TOTAL CORPORATE BONDS (Identified cost—$409,920,859)			393,514,532

		Shares
SHORT-TERM INVESTMENTS	0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.21%(i)		3,631,915	3,631,915
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(i)		7,243,000	7,243,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$10,874,915)			10,874,915

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,856,717,589)	99.0%		1,751,266,369
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0		17,207,625

NET ASSETS	100.0%		$1,768,473,994

Over-the-Counter Total Return Swap Contracts

Counterparty	Notional Amount		Fixed Payable Rate	Fixed Payment Frequency	Underlying Reference Entity	Position	Maturity Date	Value	Premiums Paid	Unrealized Appreciation (Depreciation)
BNP Paribas		$7,953,156	0.25%	Monthly	BNPXCHY5 Index(j)	Short	5/15/24	$(83,117)	$—	$(83,117)
BNP Paribas	EUR	7,350,410	0.30%	Monthly	BNPXCEX5 Index(k)	Short	5/15/24	(77,944)	—	(77,944)

								$(161,061)	$—	$(161,061)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	21,636,805	USD	23,657,033	8/2/23	$(132,642)
Brown Brothers Harriman	GBP	19,834,281	USD	25,209,966	8/2/23	(244,347)
Brown Brothers Harriman	USD	23,853,279	EUR	21,636,805	8/2/23	(63,604)
Brown Brothers Harriman	USD	20,984,987	GBP	16,311,435	8/2/23	(51,717)
Brown Brothers Harriman	USD	1,229,234	GBP	945,569	8/2/23	(15,739)
Brown Brothers Harriman	USD	1,877,237	GBP	1,451,635	8/2/23	(14,282)
Brown Brothers Harriman	USD	1,454,505	GBP	1,125,642	8/2/23	(9,913)
Brown Brothers Harriman	EUR	21,888,236	USD	24,167,896	9/5/23	62,592
Brown Brothers Harriman	GBP	16,466,427	USD	21,186,199	9/5/23	50,578

						$(419,074)

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Security converts to floating rate after the indicated fixed-rate coupon period.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $289,820,198 or 16.4% of the net assets of the Fund.

(d)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $99,947,705 which represents 5.7% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $432,747,741 which represents 24.5% of the net assets of the Fund, of which 0.0% are illiquid.

(f)	Variable rate. Rate shown is in effect at July 31, 2023.
(g)	Non-income producing security.
(h)	Security is in default.
(i)	Rate quoted represents the annualized seven-day yield.
(j)	The index intends to track the performance of the CDX.NA HY.
(k)	The index intends to track the performance of the iTraxx Crossover CDS.

Country Summary	% of Net Assets
United States	57.8
United Kingdom	8.2
Canada	8.0
France	7.5
Japan	6.6
Italy	3.0
Australia	2.9
Switzerland	1.7
Netherlands	1.6
Singapore	0.5
Other (includes short-term investments)	2.2

100.0

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Over-the-counter (OTC) total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$39,137,919	$—	$—	$39,137,919
Preferred Securities—Over-the-Counter	—	1,307,739,003	—	1,307,739,003
Corporate Bonds	—	393,514,532	—	393,514,532
Short-Term Investments	—	10,874,915	—	10,874,915

Total Investments in Securities(a)	$39,137,919	$1,712,128,450	$—	$1,751,266,369

Forward Foreign Currency Exchange Contracts	$—	$113,170	$—	$113,170

Total Derivative Assets(a)	$—	$113,170	$—	$113,170

Forward Foreign Currency Exchange Contracts	$—	$(532,244)	$—	$(532,244)
Total Return Swaps Contracts	—	(161,061)	—	(161,061)

Total Derivative Liabilities(a)	$—	$(693,305)	$—	$(693,305)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s total return swap contracts and forward foreign currency exchange contracts activity for the three months July 31, 2023:

	Total Return Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$11,974,859	$45,730,872